Consolidated Balance Sheets $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 46,819	$ 43,484
Accounts receivable, net (note 4)	245,728	244,617
Fuel and natural gas in storage	43,063	44,414
Supplies and consumables inventory	52,537	45,074
Regulatory assets (note 7)	59,037	66,567
Prepaid expenses	27,283	31,005
Derivative instruments (note 23)	9,616	16,099
Other assets and long-term investments (notes 8 and 11)	7,522	7,110
Assets, current, total	491,605	498,370
Property, plant and equipment, net (note 5)	6,393,558	6,304,897
Intangible assets, net (note 6)	54,994	51,103
Goodwill (note 6)	954,282	954,282
Regulatory assets (note 7)	391,437	374,959
Derivative instruments (note 23)	53,192	54,115
Long-term investments (note 8)
Investment carried at fair value	814,530	0
Notes receivable from equity investees	101,416	30,060
Other long-term investments	32,955	37,271
Deferred income taxes (note 18)	72,415	61,357
Other assets (note 11)	28,584	29,153
Assets	9,388,968	8,395,567
Current liabilities:
Accounts payable	89,740	119,887
Accrued liabilities	235,586	280,144
Dividends payable (note 15)	62,613	50,445
Regulatory liabilities (note 7)	39,005	37,687
Long-term debt (note 9)	13,048	12,364
Other long-term liabilities (note 12)	42,337	46,754
Derivative instruments (note 23)	14,339	14,126
Other liabilities	2,313	2,623
Liabilities, current, total	498,981	564,030
Long-term debt (note 9)	3,323,747	3,067,187
Regulatory liabilities (note 7)	539,587	538,437
Deferred income taxes (note 18)	444,145	399,148
Derivative instruments (note 23)	88,503	54,818
Pension and other post-employment benefits obligation (note 10)	191,915	168,189
Other long-term liabilities (note 12)	263,582	242,105
Liabilities, noncurrent, total	4,851,479	4,469,884
Redeemable non-controlling interests (note 17)
Redeemable non-controlling interests, held by related party	307,622	0
Redeemable non-controlling interests	33,364	41,553
Equity:
Preferred shares (note 13(b))	184,299	184,299
Common shares (note 13(a))	3,562,418	3,021,699
Additional paid-in capital	45,553	38,569
Deficit	(595,259)	(524,311)
Accumulated other comprehensive loss (note 14)	(19,385)	(2,792)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	3,177,626	2,717,464
Non-controlling interests (note 17)	519,896	602,636
Total equity	3,697,522	3,320,100
Commitments and contingencies (note 21)
Liabilities and equity, total	$ 9,388,968	$ 8,395,567